Loans Payable (Details) - Schedule of future loan obligations - USD ($)	Mar. 31, 2022	Dec. 31, 2021
Schedule of future loan obligations [Abstract]
within 1 year	$ 1,170,803	$ 1,174,756
1-2 years	18,134
3 years
Total	$ 1,188,937	$ 1,458,616